K&L | GATES                       Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC  20006-1600

                                  T 202.778.9000          www.klgates.com


May 2, 2008



VIA EDGAR
----------
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   Neuberger Berman Equity Funds
            --Neuberger Berman Genesis Fund (Advisor Class and Investor Class) Registration Statement on Form N-14
            -----------------------------------

Dear Sir or Madam:

     On behalf of Neuberger Berman Equity Funds (the "Trust"), transmitted herewith for filing is a registration statement for the Advisor Class and Investor Class of its series Neuberger Berman Genesis Fund (the "Acquiring Fund") on Form N-14 (the "Registration Statement"). The Registration Statement includes a Letter to Shareholders, a Notice of Special Meeting of Shareholders, a Combined Proxy Statement/Prospectus, a Statement of Additional Information, and a Form of Proxy relating to the special meeting of shareholders of Neuberger Berman Fasciano Fund, a series of the Trust, (the "Acquired Fund") scheduled to be held on August 1, 2008 (the "Meeting").

     At the Meeting, the shareholders of the Acquired Fund will be asked to approve a Plan of Reorganization and Dissolution pursuant to which (1) the Acquired Fund would transfer its assets to the Acquiring Fund in exchange for Advisor Class and Investor Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities and (2) the Acquired Fund would dissolve under applicable state law.

     This transmission contains a conformed signature page, a conformed independent registered public accounting firm's consent and a conformed opinion of counsel, the manually signed originals of which are maintained at the offices of the Trust.

     This Registration Statement, pursuant to Rule 488 of the Securities Act of 1933, will become automatically effective on June 1, 2008.

     We would appreciate comments as soon as possible. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9405 or Lori
L. Schneider at (202) 778-9305.

                                      Sincerely,

                                      /s/ Michelle Y. Mesack

                                      Michelle Y. Mesack